Segment Information - Schedule of Geographical Locations (Details) - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of geographical areas [line items]
Total revenue	€ 462,664	€ 499,347	€ 1,491,911	€ 1,242,833
Germany
Disclosure of geographical areas [line items]
Total revenue	78,858	66,340	194,884	156,824
United States
Disclosure of geographical areas [line items]
Total revenue	198,634	239,461	712,069	598,438
Rest of world
Disclosure of geographical areas [line items]
Total revenue	€ 185,172	€ 193,546	€ 584,957	€ 487,571